SUMMARY OF AGING ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Within 1 year	¥ (7,031)	¥ (8,354)
Thereafter	(74,211)	(48,990)
Allowance for doubtful accounts - third parties	(81,242)	(57,344)	¥ (43,104)
Within 1 year	(5)	(16)
Allowance for doubtful accounts - related parties	¥ (5)	¥ (16)	¥ (1,298)